Loans and Allowance for Credit Losses	6 Months Ended
Apr. 30, 2019
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Loans and Allowance for Credit Losses

Note 3: Loans and Allowance for Credit Losses

Credit Risk Exposure

The following table sets out our credit risk exposure for all loans carried at amortized cost or FVTPL. Stage 1 represents those performing loans carried with a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime credit loss that are credit impaired.

(Canadian $ in millions)				April 30, 2019
	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	-	-	-	-
Very low	75,639	140	-	75,779
Low	19,579	2,634	-	22,213
Medium	12,090	4,802	-	16,892
High	143	545	-	688
Not rated	4,550	230	-	4,780
Impaired	-	-	426	426
Allowance for credit losses	16	35	19	70
Carrying amount	111,985	8,316	407	120,708
Loans: Consumer instalment and other personal
Exceptionally low	20,711	21	-	20,732
Very low	15,043	146	-	15,189
Low	9,851	319	-	10,170
Medium	9,757	4,024	-	13,781
High	396	1,426	-	1,822
Not rated	2,116	135	-	2,251
Impaired	-	-	509	509
Allowance for credit losses	79	310	127	516
Carrying amount	57,795	5,761	382	63,938
Loans: Credit cards
Exceptionally low	2,386	1	-	2,387
Very low	1,129	16	-	1,145
Low	883	176	-	1,059
Medium	1,829	871	-	2,700
High	137	448	-	585
Not rated	590	1	-	591
Impaired	-	-	-	-
Allowance for credit losses	40	200	-	240
Carrying amount	6,914	1,313	-	8,227
Loans: Business and government (1)
Acceptable
Investment grade	128,949	843	-	129,792
Sub-investment grade	98,430	8,479	-	106,909
Watchlist	-	4,854	-	4,854
Impaired	-	-	1,400	1,400
Allowance for credit losses	255	370	259	884
Carrying amount	227,124	13,806	1,141	242,071
Commitments and financial guarantee contracts
Acceptable
Investment grade	128,763	345	-	129,108
Sub-investment grade	45,189	4,318	-	49,507
Watchlist	-	2,283	-	2,283
Impaired	-	-	319	319
Allowance for credit losses	125	100	27	252
Carrying amount	173,827	6,846	292	180,965

(1)	Includes customers’ liability under acceptances.

(Canadian $ in millions)				October 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	-	-	-	-
Very low	76,314	125	-	76,439
Low	18,975	2,479	-	21,454
Medium	12,621	3,765	-	16,386
High	90	445	-	535
Not rated	4,250	181	-	4,431
Impaired	-	-	375	375
Allowance for credit losses	20	37	19	76
Carrying amount	112,230	6,958	356	119,544
Loans: Consumer instalment and other personal
Exceptionally low	20,236	20	-	20,256
Very low	13,364	222	-	13,586
Low	12,581	364	-	12,945
Medium	7,707	4,153	-	11,860
High	357	1,427	-	1,784
Not rated	2,105	168	-	2,273
Impaired	-	-	521	521
Allowance for credit losses	83	312	143	538
Carrying amount	56,267	6,042	378	62,687
Loans: Credit cards
Exceptionally low	2,403	4	-	2,407
Very low	1,140	11	-	1,151
Low	943	107	-	1,050
Medium	1,742	874	-	2,616
High	108	428	-	536
Not rated	568	1	-	569
Impaired	-	-	-	-
Allowance for credit losses	39	191	-	230
Carrying amount	6,865	1,234	-	8,099
Loans: Business and government (1)
Acceptable
Investment grade	109,774	2,148	-	111,922
Sub-investment grade	88,348	7,308	-	95,656
Watchlist	-	4,423	-	4,423
Impaired	-	-	1,040	1,040
Allowance for credit losses	232	355	208	795
Carrying amount	197,890	13,524	832	212,246
Commitments and financial guarantee contracts
Acceptable
Investment grade	116,108	1,722	-	117,830
Sub-investment grade	44,895	3,426	-	48,321
Watchlist	-	1,650	-	1,650
Impaired	-	-	242	242
Allowance for credit losses	108	96	27	231
Carrying amount	160,895	6,702	215	167,812

(1)	Includes customers’ liability under acceptances.

  Certain comparative figures have been reclassified to conform with the current period’s presentation.

Allowance for Credit Losses (“ACL”)

The allowance for credit losses recorded in our Consolidated Balance Sheet is maintained at a level we consider adequate to absorb credit-related losses on our loans and other credit instruments. The allowance for credit losses amounted to $1,962 million at April 30, 2019 ($1,870 million at October 31, 2018) of which $1,710 million ($1,639 million at October 31, 2018) was recorded in loans and $252 million ($231 million at October 31, 2018) was recorded in other liabilities in our Consolidated Balance Sheet.

Changes in the gross balances, including originations, maturities and repayments in the normal course of operations, impact the allowance for credit losses.

The following table shows the continuity in the loss allowance by each product type for the three months ended April 30, 2019:

(Canadian $ in millions)
For the three months ended	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at January 31, 2019	21	39	45	105
Transfer to Stage 1	7	(6)	(1)	-
Transfer to Stage 2	(1)	1	-	-
Transfer to Stage 3	-	(2)	2	-
Net remeasurement of loss allowance	(12)	6	2	(4)
Loan originations	1	-	-	1
Derecognitions and maturities	-	(1)	-	(1)
Total Provision for Credit Losses (“PCL”) (1)	(5)	(2)	3	(4)
Write-offs	-	-	(3)	(3)
Recoveries of previous write-offs	-	-	2	2
Foreign exchange and other	-	-	(3)	(3)
Balance as at April 30, 2019	16	37	44	97
Loans: Consumer instalment and other personal
Balance as at January 31, 2019	90	326	135	551
Transfer to Stage 1	42	(39)	(3)	-
Transfer to Stage 2	(5)	20	(15)	-
Transfer to Stage 3	(1)	(26)	27	-
Net remeasurement of loss allowance	(47)	49	37	39
Loan originations	10	-	-	10
Derecognitions and maturities	(4)	(7)	-	(11)
Total PCL (1)	(5)	(3)	46	38
Write-offs	-	-	(69)	(69)
Recoveries of previous write-offs	-	-	18	18
Foreign exchange and other	1	1	(2)	-
Balance as at April 30, 2019	86	324	128	538
Loans: Credit cards
Balance as at January 31, 2019	75	215	-	290
Transfer to Stage 1	24	(24)	-	-
Transfer to Stage 2	(6)	6	-	-
Transfer to Stage 3	-	(39)	39	-
Net remeasurement of loss allowance	(20)	79	21	80
Loan originations	5	-	-	5
Derecognitions and maturities	(1)	(5)	-	(6)
Total PCL (1)	2	17	60	79
Write-offs	-	-	(83)	(83)
Recoveries of previous write-offs	-	-	23	23
Foreign exchange and other	-	(1)	-	(1)
Balance as at April 30, 2019	77	231	-	308
Loans: Business and government
Balance as at January 31, 2019	335	389	217	941
Transfer to Stage 1	39	(37)	(2)	-
Transfer to Stage 2	(8)	13	(5)	-
Transfer to Stage 3	-	(14)	14	-
Net remeasurement of loss allowance	(62)	80	34	52
Loan originations	50	-	-	50
Derecognitions and maturities	(24)	(15)	-	(39)
Total PCL (1)	(5)	27	41	63
Write-offs	-	-	(40)	(40)
Recoveries of previous write-offs	-	-	50	50
Foreign exchange and other	6	7	(8)	5
Balance as at April 30, 2019	336	423	260	1,019
Total as at April 30, 2019	515	1,015	432	1,962
Comprised of: Loans	390	915	405	1,710
Other credit instruments (2)	125	100	27	252

(1)	Excludes provision for credit losses on other assets of $nil.
(2)	Recorded in other liabilities on the Consolidated Balance Sheet.

The following table shows the continuity in the loss allowance by each product type for the six months ended April 30, 2019:

(Canadian $ in millions)
For the six months ended	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at October 31, 2018	20	38	44	102
Transfer to Stage 1	14	(13)	(1)	-
Transfer to Stage 2	(1)	3	(2)	-
Transfer to Stage 3	-	(4)	4	-
Net remeasurement of loss allowance	(20)	15	7	2
Loan originations	3	-	-	3
Derecognitions and maturities	-	(2)	-	(2)
Total PCL (1)	(4)	(1)	8	3
Write-offs	-	-	(7)	(7)
Recoveries of previous write-offs	-	-	5	5
Foreign exchange and other	-	-	(6)	(6)
Balance as at April 30, 2019	16	37	44	97
Loans: Consumer instalment and other personal
Balance as at October 31, 2018	90	326	144	560
Transfer to Stage 1	87	(80)	(7)	-
Transfer to Stage 2	(9)	44	(35)	-
Transfer to Stage 3	(3)	(52)	55	-
Net remeasurement of loss allowance	(94)	102	60	68
Loan originations	23	-	-	23
Derecognitions and maturities	(8)	(17)	-	(25)
Total PCL (1)	(4)	(3)	73	66
Write-offs	-	-	(153)	(153)
Recoveries of previous write-offs	-	-	72	72
Foreign exchange and other	-	1	(8)	(7)
Balance as at April 30, 2019	86	324	128	538
Loans: Credit cards
Balance as at October 31, 2018	74	219	-	293
Transfer to Stage 1	50	(50)	-	-
Transfer to Stage 2	(11)	11	-	-
Transfer to Stage 3	-	(79)	79	-
Net remeasurement of loss allowance	(44)	142	34	132
Loan originations	10	-	-	10
Derecognitions and maturities	(2)	(12)	-	(14)
Total PCL (1)	3	12	113	128
Write-offs	-	-	(159)	(159)
Recoveries of previous write-offs	-	-	46	46
Foreign exchange and other	-	-	-	-
Balance as at April 30, 2019	77	231	-	308
Loans: Business and government
Balance as at October 31, 2018	298	408	209	915
Transfer to Stage 1	108	(105)	(3)	-
Transfer to Stage 2	(25)	36	(11)	-
Transfer to Stage 3	-	(27)	27	-
Net remeasurement of loss allowance	(118)	139	70	91
Loan originations	110	-	-	110
Derecognitions and maturities	(47)	(35)	-	(82)
Total PCL (1)	28	8	83	119
Write-offs	-	-	(71)	(71)
Recoveries of previous write-offs	-	-	59	59
Foreign exchange and other	10	7	(20)	(3)
Balance as at April 30, 2019	336	423	260	1,019
Total as at April 30, 2019	515	1,015	432	1,962
Comprised of: Loans	390	915	405	1,710
Other credit instruments (2)	125	100	27	252

(1)	Excludes provision for credit losses on other assets of $(3) million.
(2)	Recorded in other liabilities on the Consolidated Balance Sheet.

The following table shows the continuity in the loss allowance by each product type for the three months ended April 30, 2018:

(Canadian $ in millions)
For the three months ended	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at January 31, 2018	26	27	47	100
Transfer to Stage 1	9	(8)	(1)	-
Transfer to Stage 2	-	2	(2)	-
Transfer to Stage 3	-	(3)	3	-
Net remeasurement of loss allowance	(18)	14	1	(3)
Loan originations	1	-	-	1
Derecognitions and maturities	-	(1)	-	(1)
Total PCL (1)	(8)	4	1	(3)
Write-offs	-	-	(3)	(3)
Recoveries of previous write-offs	-	-	2	2
Foreign exchange and other	1	-	(1)	-
Balance as at April 30, 2018	19	31	46	96
Loans: Consumer instalment and other personal
Balance as at January 31, 2018	79	317	129	525
Transfer to Stage 1	59	(55)	(4)	-
Transfer to Stage 2	(8)	30	(22)	-
Transfer to Stage 3	(1)	(51)	52	-
Net remeasurement of loss allowance	(49)	95	51	97
Loan originations	9	-	-	9
Derecognitions and maturities	(4)	(12)	-	(16)
Total PCL (1)	6	7	77	90
Write-offs	-	-	(78)	(78)
Recoveries of previous write-offs	-	-	22	22
Foreign exchange and other	1	4	(3)	2
Balance as at April 30, 2018	86	328	147	561
Loans: Credit cards
Balance as at January 31, 2018	76	255	-	331
Transfer to Stage 1	56	(56)	-	-
Transfer to Stage 2	(13)	13	-	-
Transfer to Stage 3	(1)	(52)	53	-
Net remeasurement of loss allowance	(49)	100	1	52
Loan originations	6	-	-	6
Derecognitions and maturities	-	(14)	-	(14)
Total PCL (1)	(1)	(9)	54	44
Write-offs	-	-	(81)	(81)
Recoveries of previous write-offs	-	-	27	27
Foreign exchange and other	2	-	-	2
Balance as at April 30, 2018	77	246	-	323
Loans: Business and government
Balance as at January 31, 2018	282	371	239	892
Transfer to Stage 1	18	(18)	-	-
Transfer to Stage 2	(3)	4	(1)	-
Transfer to Stage 3	-	(9)	9	-
Net remeasurement of loss allowance	(33)	30	32	29
Loan originations	33	-	-	33
Derecognitions and maturities	(15)	(22)	-	(37)
Total PCL (1)	-	(15)	40	25
Write-offs	-	-	(80)	(80)
Recoveries of previous write-offs	-	-	23	23
Foreign exchange and other	9	12	11	32
Balance as at April 30, 2018	291	368	233	892
Total as at April 30, 2018	473	973	426	1,872
Comprised of: Loans	383	866	398	1,647
Other credit instruments (2)	90	107	28	225

(1)	Excludes provision for credit losses on other assets of $4 million.
(2)	Recorded in other liabilities on the Consolidated Balance Sheet.

The following table shows the continuity in the loss allowance by each product type for the six months ended April 30, 2018:

(Canadian $ in millions)
For the six months ended	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at November 1, 2017	16	34	49	99
Transfer to Stage 1	18	(17)	(1)	-
Transfer to Stage 2	(1)	4	(3)	-
Transfer to Stage 3	-	(6)	6	-
Net remeasurement of loss allowance	(19)	20	5	6
Loan originations	6	-	-	6
Derecognitions and maturities	(1)	(3)	-	(4)
Total PCL (1)	3	(2)	7	8
Write-offs	-	-	(10)	(10)
Recoveries of previous write-offs	-	-	4	4
Foreign exchange and other	-	(1)	(4)	(5)
Balance as at April 30, 2018	19	31	46	96
Loans: Consumer instalment and other personal
Balance as at November 1, 2017	76	357	137	570
Transfer to Stage 1	127	(119)	(8)	-
Transfer to Stage 2	(14)	62	(48)	-
Transfer to Stage 3	(2)	(103)	105	-
Net remeasurement of loss allowance	(111)	154	74	117
Loan originations	18	-	-	18
Derecognitions and maturities	(9)	(23)	-	(32)
Total PCL (1)	9	(29)	123	103
Write-offs	-	-	(144)	(144)
Recoveries of previous write-offs	-	-	39	39
Foreign exchange and other	1	-	(8)	(7)
Balance as at April 30, 2018	86	328	147	561
Loans: Credit cards
Balance as at November 1, 2017	83	254	-	337
Transfer to Stage 1	116	(116)	-	-
Transfer to Stage 2	(26)	26	-	-
Transfer to Stage 3	(1)	(101)	102	-
Net remeasurement of loss allowance	(105)	207	11	113
Loan originations	11	-	-	11
Derecognitions and maturities	(1)	(24)	-	(25)
Total PCL (1)	(6)	(8)	113	99
Write-offs	-	-	(163)	(163)
Recoveries of previous write-offs	-	-	50	50
Foreign exchange and other	-	-	-	-
Balance as at April 30, 2018	77	246	-	323
Loans: Business and government
Balance as at November 1, 2017	268	410	234	912
Transfer to Stage 1	51	(50)	(1)	-
Transfer to Stage 2	(13)	23	(10)	-
Transfer to Stage 3	-	(28)	28	-
Net remeasurement of loss allowance	(45)	54	86	95
Loan originations	66	-	-	66
Derecognitions and maturities	(34)	(40)	-	(74)
Total PCL (1)	25	(41)	103	87
Write-offs	-	-	(130)	(130)
Recoveries of previous write-offs	-	-	31	31
Foreign exchange and other	(2)	(1)	(5)	(8)
Balance as at April 30, 2018	291	368	233	892
Total as at April 30, 2018	473	973	426	1,872
Comprised of: Loans	383	866	398	1,647
Other credit instruments (2)	90	107	28	225

(1)	Excludes provision for credit losses on other assets of $4 million.
(2)	Recorded in other liabilities on the Consolidated Balance Sheet.

Loans and allowance for credit losses by geographic region are as follows:

(Canadian $ in millions)	April 30, 2019				October 31, 2018
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount
By geographic region (1):
Canada	254,015	186	715	253,114	244,837	189	689	243,959
United States	150,385	219	581	149,585	131,247	181	574	130,492
Other countries	10,552	-	9	10,543	9,546	-	6	9,540
Total	414,952	405	1,305	413,242	385,630	370	1,269	383,991

(1)	Geographic region is based upon country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $27 million for other credit instruments, which is included in other liabilities ($27 million as at October 31, 2018).
(3)	Excludes allowance for credit losses on performing loans of $225 million for other credit instruments, which is included in other liabilities ($204 million as at October 31, 2018).

Renegotiated Loans

The carrying value of our renegotiated loans was $1,183 million as at April 30, 2019 ($1,129 million as at October 31, 2018), with $557 million classified as performing as at April 30, 2019 ($541 million as at October 31, 2018). Renegotiated loans of $3 million and $8 million, respectively, were written off in the three and six months ended April 30, 2019 ($26 million and $33 million, respectively, for the three and six months ended April 30, 2018).